Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 587,261
Fair value assets, ending balance	$ 685,062		685,062
Fair value liabilities, beginning balance			483,212
Fair value liabilities, ending balance	618,134		618,134
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,141	$ 1,841	1,794	$ 1,824
Gains (losses) included in earnings	(238)	2	(243)	(17)
Gains (losses) included in OCI	85	42	95	61
Purchases (issuances)	154		516	282
Settlement (sales) and other	(523)		(566)	(112)
Transfers into Level 3		41		34
Transfers out of Level 3		(282)		(330)
Fair value assets, ending balance	2,054	1,742	2,054	1,742
Gains (losses) included in earnings for positions still held	(130)	(12)	(149)	53
Purchases (issuances)		(82)
Settlement (sales) and other		180
Transfers into Level 3	343		336
Transfers out of Level 3	92		122
Fair value liabilities, beginning balance	(327)	(143)	(216)	(453)
Gains (losses) included in earnings	103	(9)	98	(39)
Gains (losses) included in OCI	(7)	(2)	(7)	(3)
Purchases (issuances)	(38)	(23)	(209)	(32)
Settlement (sales) and other	17	8	29	29
Transfers into Level 3	(66)	(107)	(82)	(125)
Transfers out of Level 3	119	28	188	375
Fair value liabilities, ending balance	(199)	(248)	(199)	(248)
Gains (losses) included in earnings for positions still held	112	(11)	106	(8)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	478	409	474	429
Gains (losses) included in earnings				(3)
Gains (losses) included in OCI	43	22	48	34
Purchases (issuances)	5		5	27
Settlement (sales) and other			(1)	(17)
Fair value assets, ending balance	526	470	526	470
Settlement (sales) and other		39
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(610)	(550)	(585)	(504)
Gains (losses) included in earnings	(114)	(27)	(110)	(95)
Gains (losses) included in OCI	(2)		(2)
Purchases (issuances)	(3)	(193)	(39)	(193)
Settlement (sales) and other	7	184	8	224
Transfers into Level 3	34	1	34	3
Transfers out of Level 3	92		98	(20)
Fair value net derivative, ending balance	(596)	(585)	(596)	(585)
Gains (losses) included in earnings for positions still held	(55)	(31)	(56)	(37)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	25	12	21	21
Gains (losses) included in earnings	39	1	40	(6)
Gains (losses) included in OCI	1	3	1	9
Purchases (issuances)	5	(1)	16	1
Transfers into Level 3	0		(5)	(1)
Transfers out of Level 3	(4)	2	(7)	(7)
Fair value net derivative, ending balance	66	17	66	17
Gains (losses) included in earnings for positions still held	33	1	31
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(155)	(102)	(195)	(84)
Gains (losses) included in earnings	(79)	35	(94)	80
Gains (losses) included in OCI	(8)	(3)	(7)	(3)
Purchases (issuances)	(72)	(6)	(74)	(15)
Settlement (sales) and other	(1)	13	7	(10)
Transfers into Level 3	(23)	(22)	(33)	(39)
Transfers out of Level 3	12	(105)	70	(119)
Fair value net derivative, ending balance	(326)	(190)	(326)	(190)
Gains (losses) included in earnings for positions still held	(60)	14	(72)	74
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	16	13	22	1
Settlement (sales) and other	(6)	(7)	(12)	5
Fair value net derivative, ending balance	10	6	10	6
Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	80	61	77	65
Gains (losses) included in earnings	(26)	10	(19)	10
Gains (losses) included in OCI	4	1	4	1
Settlement (sales) and other	(9)	(6)	(13)	(10)
Fair value net derivative, ending balance	49	66	49	66
Gains (losses) included in earnings for positions still held	(27)	10	(20)	10
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	158	135	153	192
Gains (losses) included in earnings				(3)
Gains (losses) included in OCI	6	11	11	13
Purchases (issuances)	1		1
Settlement (sales) and other				(56)
Fair value assets, ending balance	165	146	165	146
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	293	247	294	237
Gains (losses) included in OCI	36	10	36	20
Purchases (issuances)	4		4
Settlement (sales) and other		39	(1)	39
Fair value assets, ending balance	333	296	333	296
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	995	826	680	551
Gains (losses) included in earnings	(7)	12	19	29
Gains (losses) included in OCI		1		2
Purchases (issuances)	172	48	490	312
Settlement (sales) and other	(490)	(2)	(499)	(4)
Transfers into Level 3	332	53	340	53
Transfers out of Level 3	(8)	(179)	(36)	(184)
Fair value assets, ending balance	994	759	994	759
Gains (losses) included in earnings for positions still held	16	5	17	21
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	27	27	27
Gains (losses) included in OCI	1	1	1	1
Purchases (issuances)				27
Fair value assets, ending balance	28	28	28	28
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,312	1,172	1,300	1,345
Gains (losses) included in earnings	(51)	(29)	(79)	(32)
Gains (losses) included in OCI	47	18	51	18
Purchases (issuances)	47	70	118	150
Settlement (sales) and other	(24)	(41)	(56)	(300)
Transfers into Level 3		9		18
Transfers out of Level 3			(3)
Fair value assets, ending balance	1,331	1,199	1,331	1,199
Gains (losses) included in earnings for positions still held	(37)	(11)	(49)	(15)
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	55	65	58	66
Gains (losses) included in earnings				(1)
Gains (losses) included in OCI	4	2	4	2
Settlement (sales) and other	(5)		(8)
Fair value assets, ending balance	54	67	54	67
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	9	2	110
Gains (losses) included in earnings				15
Settlement (sales) and other		(5)		(121)
Fair value assets, ending balance	2	4	2	4
Gains (losses) included in earnings for positions still held		1		2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	19	22	21	21
Gains (losses) included in earnings			(1)	1
Settlement (sales) and other		(1)	(1)	(1)
Fair value assets, ending balance	19	21	19	21
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,236	1,076	1,219	1,148
Gains (losses) included in earnings	(51)	(29)	(78)	(47)
Gains (losses) included in OCI	43	16	47	16
Purchases (issuances)	47	70	118	150
Settlement (sales) and other	(19)	(35)	(47)	(178)
Transfers into Level 3		9		18
Transfers out of Level 3			(3)
Fair value assets, ending balance	1,256	1,107	1,256	1,107
Gains (losses) included in earnings for positions still held	(37)	(12)	(49)	(17)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(268)	(91)	(156)	(390)
Gains (losses) included in earnings	87	(4)	86	(34)
Gains (losses) included in OCI	(4)		(4)	(1)
Purchases (issuances)	(39)	(24)	(213)	(33)
Settlement (sales) and other	8	6	18	11
Transfers into Level 3	(66)	(107)	(82)	(125)
Transfers out of Level 3	119	28	188	380
Fair value liabilities, ending balance	(163)	(192)	(163)	(192)
Gains (losses) included in earnings for positions still held	96	(7)	94	(5)
Level 3 [member] | Deposits - Business and government [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance				5
Transfers out of Level 3				(5)
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Purchases (issuances)	1	1	4	1
Fair value liabilities, beginning balance	(59)	(52)	(60)	(68)
Gains (losses) included in earnings	16	(5)	12	(5)
Gains (losses) included in OCI	(3)	(2)	(3)	(2)
Settlement (sales) and other	9	2	11	18
Fair value liabilities, ending balance	(36)	(56)	(36)	(56)
Gains (losses) included in earnings for positions still held	$ 16	$ (4)	$ 12	$ (3)